Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

15.   Subsequent Events

On October 6, 2021, the Company approved 13 restricted stock units to be granted under the 2021 Equity Plan.

On October 27, 2021, the Company approved 11 stock options and 36 restricted stock units to be granted to employees under the 2021 Equity Plan.

On November 9, 2021, the Company announced an agreement to acquire Outrigger Media, Inc. d/b/a OpenSlate (“OpenSlate”) for $150 million, consisting of $125 million in cash and $25 million in DoubleVerify common stock. OpenSlate is a leading independent pre-campaign contextual targeting platform for social video and CTV. OpenSlate’s technology provides insight into the nature and quality of ad-supported content on large, video-driven social platforms, such as Facebook, TikTok and YouTube.

16. Subsequent Events

The Company has evaluated subsequent events through April 12, 2021, which represents the date the Consolidated Financial Statements were issued.

Equity Grants

On January 28, 2021, the Company granted 268 restricted stock units and 73 stock options under the Plan.

On February 17, 2021, the Company granted 365 stock options and 213 restricted stock units under the Plan.

On March 11, 2021, the Company granted 9 restricted stock units under the Plan.

Concurrent Private Placement

On April 9, 2021, the Company entered into an arrangement with an affiliate of Tiger Global Management, LLC (the “Tiger Investor”) whereby the Tiger Investor has agreed to purchase $30 million of the Company’s common stock in a private placement (“concurrent private placement”) concurrent with the completion of the proposed initial public offering of the Company’s common stock (the “IPO”) at a price per share equal to the initial public offering price. The concurrent private placement is contingent upon, and is expected to close immediately following, the completion of the proposed IPO through which the Company will list the common stock on the New York Stock Exchange.